Income taxes - Components of deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Net operating loss carry-forward - US	$ 41,589,845	$ 37,457,055
Net operating loss carry-forward - CAD	9,948,259	8,641,690
Buildings and equipment	453,716	480,916
Mineral interest and properties	37,045,201	35,889,391
Financing costs	573,432	824,691
Environmental obligation	2,651,486	2,584,281
Other	440,276	532,992
Deferred tax assets	92,702,215	86,411,016
Less valuation allowance	$ (92,702,215)	$ (86,411,016)	$ (84,812,836)